Corporate debt (Tables)	6 Months Ended
Jun. 30, 2024
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of June 30, 2024, and December 31, 2023, is as follows:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	1,125,496	1,050,816
Current	66,611	34,022
Total Corporate Debt	1,192,107	1,084,838

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2024, is as follows:

	Remainder of 2024	Between January and June 2025	Between July and December 2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	-	-	1,381	-	-	-	1,381
Revolving Credit Facility	-	-	149,620	-	-	-	149,620
Commercial Paper	51,611	6,136	1,007	-	-	-	58,754
2020 Green Private Placement	2,059	-	-	309,509	-	-	311,568
2020 Note Issuance Facility	-	-	-	-	148,165	-	148,165
Green Exchangeable Notes	2,108	-	111,572	-	-	-	113,680
Green Senior Notes	-	-	-	-	-	396,417	396,417
Other bank loans	3,292	1,405	3,188	2,221	1,594	822	12,522
Total	59,070	7,541	266,768	311,730	149,759	397,239	1,192,107

The repayment schedule for the corporate debt as of December 31, 2023, was as follows:

	2024	2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	13	9,876	-	-	-	9,889
Revolving Credit Facility	261	54,427	-	-	-	54,688
Commercial Paper	25,691	-	-	-	-	25,691
2020 Green Private Placement	174	-	318,668	-	-	318,842
2020 Note Issuance Facility	-	-	-	152,356	-	152,356
Green Exchangeable Notes	2,108	110,020	-	-	-	112,128
Green Senior Note	963	-	-	-	395,964	396,927
Other bank Loans	4,812	4,736	2,288	1,642	839	14,317
Total	34,022	179,059	320,956	153,998	396,803	1,084,838